Fair Value Measurements - Reconciliation of Fair Value Liabilities Unobservable Inputs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 3,529	$ 994
Change in fair value of preferred stock warrant liability	6,538	2,535
Reclassification of preferred stock warrants to common stock warrants upon IPO	(10,067)
Ending balance	$ 0	$ 3,529